Employee Benefit Plans - Component of Net Periodic Pension Cost that are Included in Accumulated Other Comprehensive Loss (Income) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Retirement Plans [Member]
Net actuarial loss	$ 518,275	$ 742,579
Prior service cost/(credit)	3,991	2,658
Net transition obligation	470	975
Amount in accumulated other comprehensive loss (income)	522,736	746,212
Retiree Health and Life Insurance Plans [Member]
Net actuarial loss	(3,178)	2,349
Prior service cost/(credit)	(1,438)	(4,407)
Amount in accumulated other comprehensive loss (income)	$ (4,616)	$ (2,058)